Consolidated Statements of Operations and Comprehensive Imcome (Loss) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Net revenues						$ 10,887,830		$ 845,395
Cost of revenues						9,480,486		536,701
Gross profit						1,407,344		308,694
Operating expenses:
Compensation and benefits						497,856		408,642
General and administrative expenses						878,756		162,034
Total operating expenses						1,376,612		570,676
Income (loss) from operations						30,732		(261,982)
Other Income
Other income						(20,369)		(12,247)
Investment losses								11,852
Interest income, net						(4,332)		(314)
Total other income, net						(24,701)		(709)
Income (loss) before income tax expense						55,433		(261,273)
Income tax benefits (expenses)						(37,227)		83,131
Income (loss) from continuing operations						18,206		(178,142)
Net income (loss)						18,206		(178,142)
Other comprehensive income (loss)
Change in cumulative foreign currency translation income (loss)						467		(671)
Comprehensive income(loss) attributable to shareholders						$ 18,673		$ (178,813)
Weighted average shares outstanding
Weighted average shares outstanding, basic	[1]					10,000		10,000
Weighted average shares outstanding, diluted	[1]					10,000		10,000
Net income per ordinary share:
Net income per ordinary share, basic	[1]					$ 2		$ (18)
Net income per ordinary share, diluted	[1]					$ 2		$ (18)
Alpha Time Acquisition Corp [Member]
Operating expenses:
Formation and operating costs		$ 280,163	$ 118,226	$ 915,533	$ 466,016		$ 1,189,081		$ 784
Total operating expenses		(280,163)	(118,226)	(915,533)	(466,016)		(1,189,081)		(784)
Other Income
Income earned on Trust Account		684,530	604,781	2,147,535	2,178,843		3,130,199
Net income (loss)		404,367	486,555	1,232,002	1,712,827		1,941,118		$ (784)
Alpha Time Acquisition Corp [Member] | Redeemable Ordinary Shares [Member]
Other Income
Income earned on Trust Account		684,530	604,781	2,147,535	2,178,843		$ 3,130,199
Net income (loss)		$ 525,513	$ 514,484	$ 1,651,452	$ 3,667,130
Weighted average shares outstanding
Weighted average shares outstanding, basic		4,739,226	6,900,000	4,762,884	6,807,692		6,830,959
Weighted average shares outstanding, diluted		4,739,226	6,900,000	4,762,884	6,807,692		6,830,959
Net income per ordinary share:
Net income per ordinary share, basic		$ 0.11	$ 0.07	$ 0.35	$ 0.54		$ 0.62
Net income per ordinary share, diluted		$ 0.11	$ 0.07	$ 0.35	$ 0.54		$ 0.62
Alpha Time Acquisition Corp [Member] | Non Redeemable Ordinary Shares [Member]
Other Income
Income earned on Trust Account
Net income (loss)		$ (121,146)	$ (27,929)	$ (419,450)	$ (1,954,303)
Weighted average shares outstanding
Weighted average shares outstanding, basic		2,134,200	2,134,200	2,134,200	2,128,995		2,130,307		1,725,000
Weighted average shares outstanding, diluted		2,134,200	2,134,200	2,134,200	2,128,995		2,130,307		1,725,000
Net income per ordinary share:
Net income per ordinary share, basic		$ (0.06)	$ (0.01)	$ (0.20)	$ (0.92)		$ (1.07)		$ (0.00)
Net income per ordinary share, diluted		$ (0.06)	$ (0.01)	$ (0.20)	$ (0.92)		$ (1.07)		$ (0.00)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.